PHOENIX
SEMIANNUAL REPORT

OCTOBER 31, 1996

Phoenix Strategic
Equity Series Fund
Semiannual Report

Phoenix Equity Opportunities Fund
Phoenix Strategic Theme Fund
Phoenix Small Cap Fund

[LOGOTYPE] PHOENIX
           DUFF & PHELPS

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

PHOENIX EQUITY OPPORTUNITIES SERIES

MARKET AND PORTFOLIO REVIEW

   Phoenix Equity Opportunities Fund posted disappointing results over this latest reporting cycle. For the six months ended October 31, 1996, the Fund's class A shares returned -1.48% and class B shares returned -1.72%. These results lagged the Standard & Poor's 500 Composite Index, which returned 9.14% over the same period. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges. Despite this recent setback, the Fund still maintains its solid long-term performance record.

   The Fund's aggressive investment profile during July's market selloff contributed significantly to the underperformance over this latest fiscal reporting period. Overall, the portfolio's exposure to the technology, health care and consumer cyclical sectors hindered results, while our strong stock selection in the energy and consumer staples groups enhanced returns. Our more recent shift to larger-cap stocks also boosted portfolio performance, as blue-chip companies led the market in September and October. Individual stocks which performed exceptionally well for the Fund over this period included Hershey, Fila, Microsoft and Noble Drilling.

   Moving forward, we continue to find excellent investment opportunities in this extended bull market. Given this current environment of moderate economic growth and benign inflation, we are focusing on such themes as Hybrid Network (technology), 21st Century Medicine (health care) and Energy Technology (energy). With the recent relative underperformance of small-cap stocks, we are also scouring this segment of the market for high-growth companies selling at attractive valuations. As of October 31, 1996, the Fund's asset allocation mix was 87% equities and 13% cash equivalents.

Phoenix Equity Opportunities Series

                       INVESTMENTS AT OCTOBER 31, 1996
                                 (Unaudited)

                                             SHARES        VALUE
                                            ---------  --------------
COMMON STOCKS--84.9%
Advertising--1.4%
 Universal Outdoor Holdings, Inc. (b)        100,000    $ 2,937,500
                                                        -----------
Banks--4.5%
 BankAmerica Corp.                            25,000      2,287,500
 TFC Financial Corp.                         175,000      6,781,250
                                                        -----------
                                                          9,068,750
                                                        -----------
Beverages--1.9%
 Northland Cranberries Class A (b)           204,200      3,930,850
                                                        -----------
Computer Software & Services--9.8%
 Cybermedia, Inc. (b)                         40,000        890,000
 Forte Software, Inc. (b)                     50,000      1,887,500
 Gateway 2000, Inc. (b)                       75,000      3,529,688
 Microsoft Corp. (b)                          35,000      4,803,750
 Peerless Systems Corp. (b)                  100,000      1,062,500
 Raptor Systems, Inc. (b)                     75,000      1,584,375
 Rational Software Corp. (b)                  50,000      1,918,750
 Siebel Systems, Inc. (b)                     25,000      1,362,500
 Visigenic Software, Inc. (b)                200,000      2,800,000
                                                        -----------
                                                         19,839,063
                                                        -----------
Diversified Financial Services--1.0%
 Hambrecht & Quist Group (b)                 100,000      1,987,500
                                                        -----------
Electrical Equipment--2.2%
 SCI Systems, Inc. (b)                        90,000      4,477,500
                                                        -----------
Electronics--3.3%
 C-Cube Microsystems, Inc. (b)                30,000      1,162,500
 Intel Corp.                                  50,000      5,493,750
                                                        -----------
                                                          6,656,250
                                                        -----------
Entertainment, Leisure & Gaming--2.8%
 Coach USA, Inc. (b)                          50,000      1,362,500
 International Game Technology (b)           200,000      4,225,000
                                                        -----------
                                                          5,587,500
                                                        -----------
Food--3.6%
 Hershey Food Corp. (b)                      150,000      7,256,250
                                                        -----------
Healthcare--Drugs--3.0%
 Dura Pharmaceuticals, Inc. (b)              175,000      6,037,500
                                                        -----------
Hospital Management & Services--3.6%
 HEALTHSOUTH Corp. (b)                       100,000      3,750,000
 PhyCor, Inc. (b)                            117,500      3,642,500
                                                        -----------
                                                          7,392,500
                                                        -----------
Medical Products & Supplies--8.5%
 Abbott Laboratories                         100,000      5,062,500
 Henry Schein, Inc. (b)                      180,000      7,155,000
 Integ, Inc. (b)                             100,000        925,000
 Omnicare, Inc.                              150,000      4,087,500
                                                        -----------
                                                         17,230,000
                                                        -----------
Office & Business Equipment--10.2%
 Compaq Computer Corp. (b)                   100,000      6,962,500
 IDX Systems, Inc. (b)                        87,200      2,572,400
 International Business Machines Corp.        60,000      7,740,000
 Seagate Technology, Inc. (b)                 50,000      3,337,500
                                                        -----------
                                                         20,612,400
                                                        -----------
Oil Service & Equipment--8.8%
 Global Marine, Inc. (b)                     200,000      3,675,000
 Noble Drilling Corp. (b)                    250,000      4,656,250
 Reading & Bates Corp. (b)                   108,000      3,105,000
 Schlumberger Ltd.                            21,000      2,081,625
 Tidewater, Inc.                             100,000      4,375,000
                                                        -----------
                                                         17,892,875
                                                        -----------
Professional Services--2.2%
 HFS, Inc. (b)                                60,000      4,395,000
                                                        -----------
Retail--6.4%
 Proffitt's, Inc. (b)                         50,000      2,018,750
 TJX Companies, Inc.                         100,000      4,000,000
 West Marine, Inc. (b)                       120,000      4,230,000
 Williams-Sonoma, Inc. (b)                   100,000      2,750,000
                                                        -----------
                                                         12,998,750
                                                        -----------
Telecommunications Equipment--11.7%
 Ascend Communications, Inc. (b)              50,000      3,268,750
 Fore Systems, Inc. (b)                       50,000      1,987,500
 Lucent Technologies, Inc. (b)               125,000      5,875,000
 Tellabs, Inc. (b)                            75,000      6,384,375
 U.S. Robotics Corp. (b)                     100,000      6,287,500
                                                        -----------
                                                         23,803,125
                                                        -----------
TOTAL COMMON STOCKS
 (Identified cost $148,804,242)                         172,103,313
                                                        -----------
FOREIGN COMMON STOCKS--2.2%
Building & Materials--0.1%
 Ton Yi Industrial Corp. (Taiwan) (b)        113,920        137,843
                                                        -----------
Computer Software & Services--2.1%
 CBT Group PLC ADR (Ireland) (b)              80,000      4,400,000
                                                        -----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $4,067,610)                             4,537,843
                                                        -----------
TOTAL LONG-TERM INVESTMENTS--87.1%
 (Identified cost $152,871,852)                         176,641,156
                                                        -----------

                      See Notes to Financial Statements

Phoenix Equity Opportunities Series

                             STANDARD     PAR
                             & POOR'S    VALUE
                              RATING     (000)        VALUE
                             ---------  --------  ---------------
SHORT-TERM OBLIGATIONS--7.7%
Commercial Paper--7.7%
 Ciesco L.P. 5.62%,
   11-1-96                      A-1+   $  410      $    410,000
 Corporate Receivables
   Corp. 5.70%, 11-1-96         A-1     5,960         5,960,000
 CXC, Inc. 5.70%, 11-1-96       A-1+    5,000         5,000,000
 Albertson's, Inc. 5.23%,
   11-4-96                      A-1     3,140         3,138,631
 Corporate Asset Funding
   Co. 5.25%, 11-22-96          A-1+    1,044         1,040,803
                                                   ------------
                                                     15,549,434
                                                   ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $15,549,434)                       15,549,434
                                                   ------------
TOTAL INVESTMENTS--94.8%
 (Identified cost $168,421,286)                     192,190,590(a)
 Cash and receivables, less liabilities--5.2%        10,581,997
                                                   ------------
NET ASSETS--100.0%                                 $202,772,587
                                                   ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,363,775 and gross depreciation of $2,594,471 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $168,421,286.
(b) Non-income producing.

ADR-American Depository Receipt

                      See Notes to Financial Statements
                                                                               3

Phoenix Equity Opportunities Series

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996
                                 (Unaudited)

 Assets
Investment securities at value
  (Identified cost $168,421,286)                            $192,190,590
Cash                                                               3,375
Receivables
 Investment securities sold                                   10,533,953
 Fund shares sold                                                643,239
 Dividends and interest                                           43,750
                                                            ------------
  Total assets                                               203,414,907
                                                            ------------

Liabilities
Payables
 Fund shares repurchased                                         352,833
 Investment advisory fee                                         123,536
 Distribution fee                                                 45,213
 Transfer agent fee                                               40,954
 Trustees' fee                                                     9,353
 Financial agent fee                                               5,294
Accrued expenses                                                  65,137
                                                            ------------
  Total liabilities                                              642,320
                                                            ------------
Net Assets                                                  $202,772,587
                                                            ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest            $156,122,819
Undistributed net investment loss                               (416,588)
Accumulated net realized gain                                 23,297,052
Net unrealized appreciation                                   23,769,304
                                                            ------------
Net Assets                                                  $202,772,587
                                                            ============
Class A
Shares of beneficial interest outstanding, $0.0001 par
 value, unlimited authorization (Net Assets
 $201,071,789)                                                23,155,316

Net asset value per share                                          $8.68
Offering price per share
  $8.68/(1-4.75%)                                                  $9.11

Class B
Shares of beneficial interest outstanding, $0.0001 par
 value, unlimited authorization (Net Assets
 $1,700,798)                                                     198,303

Net asset value and offering price per share                       $8.58

                           STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED OCTOBER 31, 1996
                                 (Unaudited)

 Investment Income
Dividend                                                  $    351,112
Interest                                                       508,294
                                                           -----------
  Total investment income                                      859,406
                                                           -----------
Expenses
Investment advisory fee                                        731,032
Distribution fee--Class A                                      259,137
Distribution fee--Class B                                        7,783
Financial agent fee                                             31,330
Transfer agent                                                 152,694
Registration                                                    26,677
Printing                                                        21,182
Professional                                                    19,775
Trustees                                                        10,804
Custodian                                                       10,487
Miscellaneous                                                    5,093
                                                           -----------
  Total expenses                                             1,275,994
                                                           -----------
Net investment loss                                           (416,588)
                                                           -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             13,999,616
Net realized loss on foreign currency transactions             (10,353)
Net realized loss on options                                (1,509,775)
Net change in unrealized appreciation (depreciation)
  on investments                                           (15,111,361)
                                                           -----------

Net loss on investments                                     (2,631,873)
                                                           -----------
Net decrease in net assets resulting from operations      $ (3,048,461)
                                                           ===========

4
                     See Notes to Financial Statements

Phoenix Equity Opportunities Series

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                       Ended
                                                                    October 31,        Year
                                                                        1996          Ended
                                                                    (Unaudited)   April 30, 1996
                                                                     ------------ ---------------
From Operations
 Net investment loss                                                $   (416,588)  $ (1,070,957)
 Net realized gain                                                    12,479,488     27,906,869
 Net change in unrealized appreciation (depreciation)                (15,111,361)    29,337,807
                                                                    ------------   ------------
 Increase (decrease) in net assets resulting from operations          (3,048,461)    56,173,719
                                                                    ------------   ------------
From Distributions to Shareholders
 Net realized gains--Class A                                                  --    (20,539,261)
 Net realized gains--Class B                                                  --       (108,254)
                                                                    ------------   ------------
 Decrease in net assets from distributions to shareholders                    --    (20,647,515)
                                                                    ------------   ------------
From Share Transactions
Class A
 Proceeds from sales of shares (972,853 and 3,092,252 shares,
  respectively)                                                        8,588,506     24,946,255
 Net asset value of shares issued from reinvestment of
  distributions (0 and 1,944,177 shares, respectively)                        --     14,853,511
 Cost of shares repurchased (2,062,570 and 5,081,608 shares,
  respectively)                                                      (18,107,197)   (41,255,024)
                                                                    ------------   ------------
Total                                                                 (9,518,691)    (1,455,258)
                                                                    ------------   ------------
Class B
 Proceeds from sales of shares (56,624 and 129,377 shares,
  respectively)                                                          497,660      1,068,242
 Net asset value of shares issued from reinvestment of
  distributions (0 and 13,074, respectively)                                  --         99,234
 Cost of shares repurchased (12,595 and 59,229 shares,
  respectively)                                                         (105,588)      (481,915)
                                                                    ------------   ------------
Total                                                                    392,072        685,561
                                                                    ------------   ------------
 Decrease in net assets from share transactions                       (9,126,619)      (769,697)
                                                                    ------------   ------------
 Net increase (decrease) in net assets                               (12,175,080)    34,756,507
Net Assets
 Beginning of period                                                 214,947,667    180,191,160
                                                                    ------------   ------------
 End of period (including undistributed net investment loss of
  ($416,588) and $0, respectively)                                  $202,772,587   $214,947,667
                                                                    ============   ============

                      See Notes to Financial Statements

Phoenix Equity Opportunities Series

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                             Class A
                           -----------------------------------------------------------------------------
                           Six Months
                              Ended
                            10/31/96                         Year Ended April 30,
                           (Unaudited)     1996         1995         1994         1993         1992
                          ------------ ------------ ------------ ------------ ------------  ------------
Net asset value,
  beginning of period          $8.81       $7.40       $7.31        $9.64         $8.59        $8.36
Income from investment
  operations
 Net investment income
  (loss)                       (0.02)(4)   (0.04)(4)    0.04         0.05          0.06         0.11
 Net realized and
  unrealized gain (loss)       (0.11)       2.34        0.58         0.57          1.34         0.71
                             --------     --------     --------     --------     --------     --------
  Total from investment
  operations                   (0.13)       2.30        0.62         0.62          1.40         0.82
                             --------     --------     --------     --------     --------     --------
Less distributions
 Dividends from net
  investment income             --            --       (0.05)       (0.05)        (0.06)       (0.12)
 Distributions from net
  realized gains                --         (0.89)      (0.48)       (2.90)        (0.29)       (0.47)
                             --------     --------     --------     --------     --------     --------
  Total distributions           --         (0.89)      (0.53)       (2.95)        (0.35)       (0.59)
                             --------     --------     --------     --------     --------     --------
Change in net asset value      (0.13)       1.41        0.09        (2.33)         1.05         0.23
                             --------     --------     --------     --------     --------     --------
Net asset value, end of
  period                       $8.68       $8.81       $7.40        $7.31         $9.64        $8.59
                             ========     ========     ========     ========     ========     ========
Total return (1)               -1.48%(3)   32.86%       9.16%        4.99%        16.50%       10.30%
Ratios/supplemental data:
Net assets, end of period
  (thousands)               $201,072    $213,600    $179,666     $186,037      $215,570      $204,792
Ratio to average net
  assets of:
 Expenses                      1.22%(2)     1.25%       1.32%        1.26%         1.35%        1.36%
 Net investment income
  (loss)                      (0.39)%(2)   (0.53)%      0.60%        0.57%         0.67%        1.29%
Portfolio turnover              129% (3)     302%        358%         167%           31%          73%
Average commission rate
  paid (5)                  $0.0473      $0.0600         N/A          N/A           N/A          N/A

                                                                  Class B
                                             -------------------------------------------------
                                               Six Months                           From
                                                  Ended            Year           Inception
                                                10/31/96           Ended         7/19/94 to
                                               (Unaudited)        4/30/96          4/30/95
                                             ---------------  --------------- ----------------
Net asset value, beginning of period              $8.73            $7.39            $7.28
Income from investment operations
 Net investment income (loss)                      (0.05)(4)       (0.10)(4)         0.00
 Net realized and unrealized gain (loss)           (0.10)           2.33             0.59
                                             ---------------  --------------- ----------------
  Total from investment operations                 (0.15)           2.23             0.59
                                             ---------------  --------------- ----------------
Less distributions
 Dividends from net investment income                 --             --               --
 Distributions from net realized gains                --           (0.89)           (0.48)
                                             ---------------  --------------- ----------------
  Total distributions                                 --           (0.89)           (0.48)
                                             ---------------  --------------- ----------------
Change in net asset value                          (0.15)           1.34             0.11
                                             ---------------  --------------- ----------------
Net asset value, end of period                     $8.58           $8.73            $7.39
                                             ===============  =============== ================
Total return (1)                                   -1.72%(3)       31.92%            8.69%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)            $ 1,701         $ 1,348             $525
Ratio to average net assets of:
 Expenses                                           1.97%(2)        2.06%            2.15%(2)
 Net investment income (loss)                      (1.17)%(2)      (1.18)%          (0.06)%(2)
Portfolio turnover                                   129%(3)         302%              358%
Average commission rate paid (5)                 $0.0473         $0.0600               N/A

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                      See Notes to Financial Statements

PHOENIX STRATEGIC THEME SERIES

MARKET AND PORTFOLIO REVIEW

   After outperforming the market in its prior fiscal reporting period, Phoenix Strategic Theme Fund lagged the Standard & Poor's 500 Composite Stock Index over this latest reporting cycle. For the six months ended October 31, 1996, the Fund's class A shares returned -0.24% and class B shares returned -0.57%. During the same period, the S&P 500 Index returned 9.14%. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   Fund performance over the last six months was hindered because of continued market sector rotation and weakness in some of our technology, health care and consumer cyclical holdings. Our underweighting in large-cap stocks also held back results as these non-theme related blue-chip companies led the market for much of this reporting period. Positive contributors included our strong stock selection in the energy sector over the second half of this reporting cycle as well as our tactical strategy of raising the portfolio's cash holdings during the market selloff in July.

   Despite the extended rally in the U.S. equity markets, thematically, we continue to identify a number of areas that should provide significant long-term growth in this environment. Our Software Solutions theme focuses on companies that increase organizational efficiency by providing products and services to manage the proliferation of new technology and solve increasingly complex user problems. Move to Outsourcing is another high conviction theme that we developed in response to the growing trend of U.S. corporations to outsource non-core business functions as a means of increasing productivity and profitability. Lastly, we continue to emphasize our Energy Technology theme which represents energy service companies that provide productivity enhancing solutions to exploration and production companies.

   Moving forward, we believe our key investment themes will serve us well in this environment, given their ability to capture change and identify strong earnings growth in a timely manner. As of October 31, 1996, the Fund's asset allocation mix was 85% equities and 15% cash equivalents.


[tabular representation of pie chart]

Software Solutions                          8.2%
Clean Energy Demand                         4.7%
Real Assets Return                          4.6%
Quest for Clean Water                       4.5%
Move to Outsourcing                         4.2%
Hybrid Network                              3.7%
Deregulating Media                          3.0%
America's Educational Crisis                3.3%
Wireless Wave                               2.5%
Environmental Crises Recycled               1.6%
Special Situations                          5.3%
Short-Term Obligations and Equivalents     14.9%
Energy Technology                          20.1%
21st Century Medicine                      10.4%
Deregulating Financial Services             9.0%

Phoenix Strategic Theme Series

                       INVESTMENTS AT OCTOBER 31, 1996
                                 (Unaudited)

                                              SHARES          VALUE
                                             ---------        ------
COMMON STOCKS--85.1%
Banks--Money Center--3.8%
 Bankers Trust New York Corp.
 Citicorp
                                                30,000      $2,535,000
                                                15,000       1,485,000
                                                           -----------
Commercial Services--Miscellaneous--0.7%                     4,020,000
 Snyder Communications, Inc. (b)                           -----------
                                                35,400         690,300
Commercial Services--Schools--2.5%                         -----------
 Apollo Group, Inc. Class A (b)                 11,200         308,000
 Devry, Inc. (b)                                20,000         997,500
 Education Management Corp. (b)                 25,000         409,375
 ITT Educational Services, Inc. (b)             25,000         909,375
                                                           -----------
                                                             2,624,250
Commercial Services--Security/Safety--1.1%                 -----------
 Diebold, Inc.
                                                20,000       1,150,000
Computer--Local Networks--1.0%                             -----------
 Cisco Systems, Inc. (b)                        17,000       1,051,875
Computer--Peripheral Equipment--2.1%                       -----------
 Security Dynamics Technologies, Inc. (b)       26,500       2,153,125
                                                           -----------
Computer--Services--3.4%
 Fiserv, Inc. (b)                               25,000         959,375
 Microsoft Corp. (b)                             7,000         960,750
 National Data Corp.                            40,000       1,645,000
                                                           -----------
                                                             3,565,125
Computer--Software--8.0%                                   -----------
 BMC Software, Inc. (b)                         15,000       1,245,000
 Cambridge Technology, Inc. (b)                 38,000       1,254,000
 CBT Group PLC-Sponsored ADR (b)                15,000         825,000
 Citrix Systems, Inc. (b)                       30,000       1,657,500
 McAfee Associates, Inc. (b)                    31,500       1,433,250
 Peoplesoft, Inc. (b)                           12,000       1,077,000
 Technology Modeling Associates, Inc. (b)       82,500         881,718
                                                           -----------
                                                             8,373,468
Electric--Semiconductor Manufacturing--1.8%                -----------
 Benchmark Electronics, Inc. (b)
                                                30,000         888,750
 DSP Communications, Inc. (b)                   25,000         950,000
                                                           -----------
Electrical--Connectors--1.6%                                 1,838,750
                                                           -----------
 Intel Corp.
                                                15,000       1,648,125
Finance--Equity REITS--4.6%                                -----------
 Avalon Properties, Inc.
                                                40,000         925,000
 Crescent Real Estate Equities, Inc.            30,000       1,252,500
 Equity Residential Properties Trust            25,000         918,750
 Irvine Apartment Communities, Inc.             36,000         828,000
 Security Capital Pacific Trust                 40,000         900,000
                                                           -----------
Finance--Investment Bankers--2.0%                            4,824,250
 Merrill Lynch & Co., Inc.                                 -----------
                                                30,000       2,107,500
Finance--Savings & Loan--1.1%                              -----------
 Greenpoint Financial Corp.
                                                25,000       1,162,500
Financial Services--Miscellaneous--1.1%                    -----------
 SunAmerica, Inc.
                                                30,000       1,125,000
Insurance--Multi Line--1.0%                                -----------
 MGIC Investment Corp.
                                                15,000       1,029,375
Leisure--Services--0.3%  Dover Downs (b)                   -----------
                                                15,000         301,875
Media--Radio/TV--3.0%  Cox Radio, Inc. Class A (b)         -----------
                                                25,000         453,125
 Jacor Communications, Inc. Class A (b)         25,000         700,000
 SFX Broadcasting, Inc. Class A (b)             20,000         860,000
 Univision Communications, Inc.
  Class A (b)                                   32,700       1,103,625
                                                           -----------
Medical--Biomed/Genetics--1.4%                               3,116,750
 Biogen, Inc. (b)                                          -----------
Medical--Ethical Drugs--6.2%                    20,000       1,490,000
 Dura Pharmaceuticals, Inc. (b)                            -----------
                                                46,000       1,587,000
 Medicis Pharmaceuticals Corp.
  Class A (b)                                   30,000       1,507,500
 Merck & Co., Inc.                              20,000       1,482,500
 Pfizer, Inc.                                   12,000         993,000
 Jones Medical Industries, Inc.                 20,000         870,000
                                                           -----------
Medical--Instruments--1.4%                                   6,440,000
 U.S. Surgical                                             -----------
Medical--Products--1.4%                         35,000       1,465,625
 Boston Scientific Corp. (b)                               -----------
Metal--Steel Pipe & Tube--1.5%                  27,000       1,468,125
 Maverick Tube Corp. (b)                                   -----------
                                               100,000       1,575,000
                                                           -----------
Oil & Gas--Canadian Exploration & Production--1.5%
 Flores & Rucks, Inc. (b)                       33,000       1,559,250
                                                           -----------
Oil & Gas--Drilling--5.2%
 Diamond Offshore Drilling (b)                  30,000       1,826,250
 Marine Drilling Company, Inc. (b)              70,000         971,250
 Rowan Companies, Inc. (b)                      50,000       1,118,750
 Transocean Offshore, Inc.                      24,000       1,518,000
                                                           -----------
                                                             5,434,250
                                                           -----------
                       See Notes to Financial Statements

8

Phoenix Strategic Theme Series

                                              SHARES          VALUE
                                             ---------        ------


Oil & Gas--Field Services--5.7%
 Halliburton Co.                                18,000    $  1,019,250
 Oceaneering International, Inc. (b)            50,000         900,000
 Schlumberger Ltd.                              11,000       1,090,375
 Tidewater, Inc.                                35,000       1,531,250
 Western Atlas, Inc. (b)                        20,000       1,387,500
                                                           -----------
                                                             5,928,375
                                                           -----------
Oil & Gas--Machinery/Equipment--5.1%
 Camco International, Inc.                      40,000       1,550,000
 Energy Ventures, Inc. (b)                      25,000       1,100,000
 Smith International, Inc. (b)                  45,000       1,710,000
 Varco International, Inc. (b)                  50,000         987,500
                                                           -----------
                                                             5,347,500
                                                           -----------
Oil & Gas--Refining/Marketing--1.1%
 Tosco Corp.                                    20,000       1,122,500
                                                           -----------
Oil & Gas--U.S. Exploration & Production--4.7%
 Anadarko Petroleum Corp.                       16,000       1,018,000
 Pogo Producing Co.                             25,000       1,109,375
 Sonat, Inc.                                    31,000       1,526,750
 The Houston Exploration Co. (b)                75,000       1,284,375
                                                           -----------
                                                             4,938,500
                                                           -----------
Pollution Control--Equipment--3.4%
 Culligan Water Technologies, Inc. (b)          25,000         937,500
 Ionics, Inc. (b)                               20,000         920,000
 U.S. Filter Corp. (b)                          50,000       1,725,000
                                                           -----------
                                                             3,582,500
                                                           -----------
Pollution Control--Services--2.6%
 Tetra Tech, Inc. (b)                           50,000       1,112,500
 U.S.A. Waste Services, Inc. (b)                30,000         960,000
 United Waste Systems, Inc. (b)                 20,000         687,500
                                                           -----------
                                                             2,760,000
                                                           -----------
Retail--Food--0.5%
 Wild Oats Markets, Inc. (b)                    25,000         531,250
                                                           -----------
Retail/Wholesale--Computers--0.9%
 Tech Data Corp. (b)                            35,000         901,250
                                                           -----------
Telecommunications--Equipment--2.7%
 Lucent Technologies, Inc.                      35,000       1,645,000
 Tellabs, Inc. (b)                              14,000       1,191,750
                                                           -----------
                                                             2,836,750
                                                           -----------
Tobacco--0.7%
 Consolidated Cigar Holdings, Inc.
  Class A (b)                                   25,000         681,250
                                                           -----------
TOTAL COMMON STOCKS
 (Identified cost $83,063,863)                              88,844,393
                                                           -----------
TOTAL LONG-TERM INVESTMENTS--85.1%
 (Identified cost $83,063,863)                              88,844,393
                                                           -----------

                               STANDARD     PAR
                               & POOR'S    VALUE
                                RATING     (000)         VALUE
                               ---------  --------     ---------
SHORT-TERM OBLIGATIONS--20.4%
Commercial Paper--15.3%
 Ciesco L.P. 5.62%, 11-1-96      A-1       $2,380      2,380,000
 Southwestern Bell  Telephone
  Co. 5.24%,  11-1-96            A-1+       2,110      2,110,000
 Marsh & McLennan Cos.,  Inc.
  5.27%, 11-4-96                 A-1+       2,500      2,498,902
 Emerson Electric Co.  5.22%,
  11-7-96                        A-1+         770        769,330
 Kellogg Co. 5.24%,
   11-12-96                      A-1+       2,005      2,001,790
 Coca-Cola Co. 5.23%,
   11-13-96                      A-1+       1,835      1,831,801
 Receivables Capital Corp.
   5.26%, 11-13-96               A-1        1,190      1,187,913
 AlliedSignal, Inc. 5.24%,
   11-14-96                      A-1        1,167      1,164,792
 Vermont American Corp.
   5.22%, 11-21-96               A-1+       2,000      1,994,200
                                                     -----------
                                                      15,938,728
                                                     -----------
Federal Agency Securities--5.1%
 Federal National Mortgage Assn.
   5.18%, 11-5-96                           3,500      3,497,986
 Federal Home Loan Banks
   5.18%, 11-8-96                           1,825      1,823,162
                                                     -----------
                                                       5,321,148
                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $21,259,876)                        21,259,876
                                                     -----------
TOTAL INVESTMENTS--105.5%
 (Identified cost $104,323,739)                      110,104,269(a)

 Cash and receivables, less liabilities--(5.5%)        (5,752,500)
                                                     -----------
NET ASSETS--100.0%                                   $104,351,769
                                                     ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,938,113 and gross depreciation of $1,363,989 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $104,530,145.
(b) Non-income producing.
ADR--American Depository Receipt

                       See Notes to Financial Statements

Phoenix Strategic Theme Series

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996
                                 (Unaudited)

 Assets
Investment securities at value
  (Identified cost $104,323,739)                            $110,104,269
Cash                                                              46,502
Receivables
 Investment securities sold                                    4,744,919
 Fund shares sold                                              1,015,664
 Dividends and interest                                           49,347
                                                             -----------
  Total assets                                               115,960,701
                                                             -----------

Liabilities
Payables
 Investment securities purchased                              11,306,163
 Fund shares repurchased                                         139,689
 Investment advisory fee                                          63,112
 Distribution fee                                                 43,183
 Transfer agent fee                                               17,421
 Trustees' fee                                                     4,856
 Financial agent fee                                               2,564
Accrued expenses                                                  31,944
                                                             -----------
  Total liabilities                                           11,608,932
                                                             -----------
Net Assets                                                  $104,351,769
                                                             ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest            $ 98,616,628
Undistributed net investment income                               41,649
Accumulated net realized loss                                    (87,038)
Net unrealized appreciation                                    5,780,530
                                                             -----------
Net Assets                                                  $104,351,769
                                                             ===========
Class A
Shares of beneficial interest outstanding, $0.0001 par
 value, unlimited authorization (Net Assets
 $68,636,184)                                                  5,561,046

Net asset value per share                                         $12.34
Offering price per share
  $12.34/(1-4.75%)                                                $12.96

Class B
Shares of beneficial interest outstanding, $0.0001 par
 value, unlimited authorization (Net Assets
 $35,715,585)                                                  2,913,820

Net asset value and offering price per share                      $12.26

                           STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED OCTOBER 31, 1996
                                 (Unaudited)

 Investment Income
Dividends                                                 $ 187,402
Interest                                                    474,898
                                                           --------
  Total investment income                                   662,300
                                                           --------
Expenses
Investment advisory fee                                     284,570
Distribution fee--Class A                                    65,976
Distribution fee--Class B                                   116,832
Financial agent fee                                          11,422
Transfer agent                                               59,571
Registration                                                 29,176
Custodian                                                    10,000
Professional                                                  9,128
Trustees                                                      7,904
Printing                                                      3,725
Miscellaneous                                                22,347
                                                           --------
  Total expenses                                            620,651
                                                           --------
Net investment income                                        41,649
                                                           --------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             289,099
Net change in unrealized appreciation (depreciation)
  on investments                                           (853,275)
                                                           --------

Net loss on investments                                    (564,176)
                                                           --------
Net decrease in net assets resulting from operations      $(522,527)
                                                           ========
                  See Notes to Financial Statements


Phoenix Strategic Theme Series

                      STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months
                                                         Ended          From Inception
                                                    October 31, 1996 October 16, 1995 to
                                                      (Unaudited)       April 30, 1996
                                                   ----------------  --------------------
From Operations
 Net investment income (loss)                         $     41,649       $   (35,677)
 Net realized gain (loss)                                  289,099          (376,137)
 Net change in unrealized appreciation
  (depreciation)                                          (853,275)        6,633,805
                                                       -----------        -----------
 Increase (decrease) in net assets resulting from
  operations                                              (522,527)        6,221,991
                                                       -----------        -----------
From Distributions to Shareholders
 Net investment income--Class A                                 --           (25,935)
 Net investment income--Class B                                 --            (1,782)
                                                       -----------        -----------
 Decrease in net assets from distributions to
  shareholders                                                  --           (27,717)
                                                       -----------        -----------
From Share Transactions
Class A
 Proceeds from sales of shares (3,559,518 and
  2,760,919 shares, respectively)                       44,299,722        29,305,894
 Net asset value of shares issued from
  reinvestment of distributions (0 and 2,423
  shares, respectively)                                         --            25,417
 Cost of shares repurchased (697,847 and 63,967
  shares, respectively)                                 (8,691,906)         (743,134)
                                                       -----------        -----------
Total                                                   35,607,816        28,588,177
                                                       -----------        -----------
Class B
 Proceeds from sales of shares (2,011,970 and
  992,960 shares, respectively)                         24,766,240        10,820,691
 Net asset value of shares issued from
  reinvestment of distributions (0 and 161 shares,
  respectively)                                                 --             1,682
 Cost of shares repurchased (64,779 and 26,492
  shares, respectively)                                   (812,910)         (291,674)
                                                      -----------        -----------
Total                                                   23,953,330        10,530,699
                                                      -----------        -----------
 Increase in net assets from share transactions         59,561,146        39,118,876
                                                      -----------        -----------
 Net increase in net assets                             59,038,619        45,313,150
Net Assets
 Beginning of period                                    45,313,150                 0
                                                      -----------        -----------
 End of period (including undistributed net
  investment income of $41,649 and $0,
  respectively)                                       $104,351,769       $45,313,150
                                                      ===========        ===========
                            See Notes to Financial Statements


Phoenix Strategic Theme Series

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                        Class A                       Class B
                                            -----------------------------   ------------------------------
                                              Six Months                    Six Months
                                                 Ended     From Inception      Ended      From Inception
                                               10/31/96      10/16/95 to     10/31/96       10/16/95 to
                                              (Unaudited)      4/30/96      (Unaudited)      4/30/96
                                            ------------- ---------------  ------------- ----------------
Net asset value, beginning of period             $12.37         $10.00         $12.33         $10.00
Income from investment operations
 Net investment income (loss)                      0.02(5)      (0.00)(1)(5)   (0.02)(5)      (0.06)(1)(5)
 Net realized and unrealized gain (loss)          (0.05)          2.39          (0.05)          2.40
                                             -----------     -----------    -----------    -----------
  Total from investment operations                (0.03)          2.39          (0.07)          2.34
                                             -----------     -----------    -----------    -----------
Less distributions
 Dividends from net investment income                --             --             --             --
 Distributions from net realized gains               --             --             --             --
 Tax return of capital                               --          (0.02)            --          (0.01)
                                             -----------     -----------    -----------    -----------
  Total distributions                                --          (0.02)            --          (0.01)
                                             -----------     -----------    -----------    -----------
Change in net asset value                         (0.03)          2.37          (0.07)          2.33
                                             -----------     -----------    -----------    -----------
Net asset value, end of period                   $12.34         $12.37         $12.26         $12.33
                                             ===========     ===========    ===========    ===========
Total return (2)                                  -0.24%(4)      23.89%(4)      -0.57%(4)     23.41%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)           $68,636        $33,393        $35,716        $11,920
Ratio of average net assets of:
 Expenses                                          1.40%(3)       1.40%(3)       2.15%(3)      2.16%(3)
 Net investment income (loss)                      0.34%(3)      (0.09)%(3)     (0.40)%(3)    (1.06)%(3)
Portfolio turnover                                  217%(4)        175%(4)        217%(4)       175%(4)
Average commission rate paid (6)                $0.0572        $0.0663        $0.0572        $0.0663

(1) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                      See Notes to Financial Statements

PHOENIX SMALL CAP SERIES

MARKET AND PORTFOLIO REVIEW

   After producing impressive gains in its prior fiscal reporting period, Phoenix Small Cap Fund trailed slightly behind the market during this latest reporting cycle. For the six months ended October 31, 1996, the Fund's class A shares returned -1.67% and class B shares returned -2.04%. Over this same period, the Russell 2000 Small Cap Index earned -1.53%. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   During this reporting period, small-cap stocks significantly lagged their large-cap counterparts. More specifically, the Standard & Poor's 500 Composite Stock Index, a market benchmark for large U.S. stocks, has outperformed the Russell 2000 Small-Cap Index by 1067 basis points, 10.67%, over the last six months. The bulk of the negative performance occurred in June and July when small company stocks were hit especially hard in the market selloff.

   The Fund's exposure to the technology, health care and consumer cyclical sectors hindered performance over this latest reporting cycle, while our holdings in the energy, basic materials, and financial groups boosted overall results. Some of our best individual performers during this period included such companies as Trico Marine Services, Black Box, Parexel International and Triquint Semiconductor.

   Moving forward, we believe that the recent relative underperformance of small-cap stocks has provided a number of attractive investment opportunities in this segment of the market. The portfolio is currently positioned in such compelling themes as Software Solutions (technology), 21st Century Medicine (health care) and Move to Outsourcing (professional services). As of October 31, 1996, the Fund's asset allocation mix was 83% equities and 17% cash equivalents.

[tabular representation of pie chart]

Clean Energy Demand                         7.1%
Wireless Wave                               6.3%
America's Educational Crisis                5.7%
Era of New Materials                        5.0%
21st Century Medicine                       3.3%
Need for Security                           3.1%
Healthcare Productivity                     3.0%
Quest for Clean Water                       3.0%
Deregulating Media                          2.0%
Special Situations                          8.3%
Short-Term Obligations and Equivalents     17.1%
Energy Technology                          18.0%
Software Solutions                         11.0%
Move to Outsourcing                         7.1%

Phoenix Small Cap Series

                       INVESTMENTS AT OCTOBER 31, 1996
                                 (Unaudited)

                                                 SHARES        VALUE
                                                --------- ---------------
COMMON STOCKS--81.9%
Commercial--Leasing Companies--1.3%
 Leasing Solutions, Inc. (b)                     65,000       2,047,500
 Winthrop Resources Corp.                        51,000       1,428,000
                                                            -----------
                                                              3,475,500
                                                            -----------
Commercial Services--Miscellaneous--2.3%
 Clintrials Research, Inc. (b)                   90,000       3,341,250
 Metro Networks, Inc. (b)                       150,000       3,037,500
                                                            -----------
                                                              6,378,750
                                                            -----------
Commercial Services--Schools--5.6%
 Computer Learning Centers (b)                   50,000       1,337,500
 ITT Educational Services, Inc. (b)             115,000       4,183,125
 Learning Tree International (b)                 90,000       3,802,500
 National Education Corp. (b)                   275,000       4,468,750
 Strayer Education, Inc.                         90,000       1,732,500
                                                            -----------
                                                             15,524,375
                                                            -----------
Commercial Services--Security/Safety--3.1%
 Correctional Services Corp. (b)                100,000       1,193,750
 ITI Technologies, Inc. (b)                     100,000       2,875,000
 Ultrak, Inc. (b)                               165,000       4,351,875
                                                            -----------
                                                              8,420,625
                                                            -----------
Computer--Local Networks--0.6%
 Vanstar Corp. (b)                               70,000       1,662,500
                                                            -----------
Computer--Memory Devices--1.1%
 Veritas Software Corp. (b)                      58,500       2,954,250
                                                            -----------
Computer--Peripheral Equipment--1.8%
 Security Dynamics Technologies, Inc. (b)        59,000       4,793,750
                                                            -----------
Computer--Services--2.9%
 Analysts International Corp.                   117,000       2,925,000
 Technology Solutions Co. (b)                   130,000       5,053,750
                                                            -----------
                                                              7,978,750
                                                            -----------
Computer--Software--10.0%
 Aurum Software, Inc. (b)                        18,000         571,500
 Check Point Software Technologies
  Ltd. (b)                                       25,200         693,000
 Citrix Systems, Inc. (b)                        85,000       4,696,250
 Clarify, Inc. (b)                               28,000       1,351,000
 Cognos, Inc. (b)                                14,000         439,250
 Manugistics Group, Inc. (b)                     14,600         627,800
 Rational Software Corp. (b)                     41,000       1,573,375
 Remedy Corp. (b)                                60,000       2,925,000
 Scopus Technology, Inc. (b)                     45,000       1,732,500
 Select Software Tools Sponsored
  ADR (b)                                        25,000         550,000
 Siebel Systems, Inc. (b)                        30,000       1,635,000
 Systemsoft Corporation (b)                     100,000       2,825,000
 Transportation System Architects, Inc. Class
  A (b)                                         120,000       4,980,000
 Vantive Corporation (b)                         85,000       2,805,000
                                                            -----------
                                                             27,404,675
                                                            -----------
Electric--Military Systems--0.4%
 Stanford Telecommunications, Inc. (b)           35,900       1,023,150
                                                            -----------
Electric--Miscellaneous Components--2.4%
 Renaissance Solutions, Inc (b)                 160,000       6,440,000
                                                            -----------
Electric--Semiconductor Manufacturer--4.9%
 Anadigics, Inc. (b)                            110,000       3,465,000
 DSP Communications, Inc. (b)                    70,000       2,660,000
 Triquint Semiconductor, Inc. (b)               129,700       2,253,538
 Vitesse Semiconductor Corp. (b)                162,000       5,163,750
                                                            -----------
                                                             13,542,288
                                                            -----------
Machinery--Farm--1.2%
 Lindsay Manufacturing Co.                       75,000       3,225,000
                                                            -----------
Media--Radio/TV--1.3%
 Jacor Communications, Inc. Class A (b)          85,000       2,380,000
 SFX Broadcasting, Inc. Class A (b)              30,000       1,290,000
                                                            -----------
                                                              3,670,000
                                                            -----------
Medical--Biomed/Genetics--1.7%
 Guilford Pharmaceuticals, Inc. (b)              50,000       1,437,500
 Incyte Pharmaceuticals, Inc. (b)                31,000       1,255,500
 Sangstat Medical Corp. (b)                      58,000       1,522,500
 Transkaryotis Therapies, Inc. (b)               25,000         365,625
                                                            -----------
                                                              4,581,125
                                                            -----------
Medical--Dental Supplies--1.7%
 Applied Analtyical Industries, Inc. (b)         20,900         454,575
 Cardiothoracic Systems, Inc. (b)                75,000       1,425,000
 Target Therapeutics, Inc. (b)                   78,000       2,886,000
                                                            -----------
                                                              4,765,575
                                                            -----------
Medical--Ethical Drugs--0.5%
 Theragenics Corp. (b)                           85,000      1,445,000
                                                            -----------
Medical--Instruments--0.5%
 Heartport, Inc. (b)                             53,000      1,397,875
                                                            -----------
Medical--Products--2.2%
 Capstone Pharmacy Services (b)                 100,000      1,168,750
 Parexel International Corp. (b)                100,000      4,900,000
                                                            -----------
                                                             6,068,750
                                                            -----------
Oil & Gas--Drilling--6.6%
 Atwood Oceanics, Inc. (b)                       91,000      5,050,500
 Cliffs Drilling Co. (b)                         42,000      1,800,750
 Falcon Drilling Company, Inc. (b)              125,000      4,421,875
 Rowan Companies, Inc. (b)                      300,000      6,712,500
                                                            -----------
                                                            17,985,625
                                                            -----------
Oil & Gas--Field Services--4.1%
 Global Industries Ltd. (b)                     162,000      2,916,000
 Pride Petroleum Services, Inc. (b)             125,000      2,187,500
 Trico Marine Services, Inc. (b)                175,000      6,168,750
                                                            -----------
                                                            11,272,250
                                                            -----------
                       See Notes to Financial Statements
14

Phoenix Small Cap Series

                                                 SHARES        VALUE
                                                --------- ---------------

Oil & Gas--Machinery/Equipment--2.7%
 Energy Ventures, Inc. (b)                      100,000    $  4,400,000
 Varco International, Inc. (b)                  150,000       2,962,500
                                                            -----------
                                                              7,362,500
                                                            -----------
Oil & Gas--U.S. Exploration & Production--9.5%
 Belden & Blake Corp. (b)                       120,000       3,180,000
 Forcenergy, Inc. (b)                           133,600       3,657,300
 Lomak Petroleum, Inc.                           85,000       1,391,875
 Newfield Exploration Co. (b)                    89,000       4,205,250
 Nuevo Energy Co. (b)                           135,000       6,733,125
 Stone Energy Corp. (b)                         248,000       5,208,000
 Swift Energy Co. (b)                            65,000       1,592,500
                                                            -----------
                                                             25,968,050
                                                            -----------
Oil & Gas--U.S. Integrated--0.6%
 KCS Energy, Inc.                                37,000       1,595,625
                                                            -----------
Pollution Control--Equipment--0.8%
 Culligan Water Technologies, Inc. (b)           60,000       2,250,000
                                                            -----------
Real Estate Operations--0.5%
 Pacific Gateway Exchange, Inc. (b)              46,000       1,426,000
                                                            -----------
Retail--Mail Order & Direct--1.7%
 Black Box Corp. (b)                            135,000       4,556,250
                                                            -----------
Retail/Wholesale--Building Products--0.9%
 Central Garden & Pet Company (b)               104,000       2,457,000
                                                            -----------
Retail/Wholesale--Computers--0.2%
 XLConnect Solutions, Inc. (b)                   20,000         585,000
                                                            -----------
Steel--Specialty Alloys--4.6%
 Oregon Metallurgical Corp. (b)                 125,000       3,937,500
 RMI Titanium Co. (b)                           195,000       4,704,375
 Titanium Metals Corporation (b)                125,000       3,843,750
                                                            -----------
                                                             12,485,625
                                                            -----------
Telecommunications--Equipment--2.6%
 Advanced Fibre Communications (b)               21,300       1,216,762
 Brightpoint, Inc. (b)                           60,000       1,500,000
 Celeritek, Inc. (b)                             95,000       1,211,250
 Galileo Corp. (b)                               60,000       1,320,000
 Verilink Corp. (b)                              50,000       1,800,000
                                                            -----------
                                                              7,048,012
                                                            -----------
Transportation--Ship--1.6%
 Seacor Holdings, Inc. (b)                       82,000       4,428,000
                                                            -----------
TOTAL COMMON STOCKS
 (Identified cost $189,239,370)                             224,171,875
                                                            -----------
FOREIGN COMMON STOCKS--1.0%
Pollution Control--Equipment--1.0%
 Memtec Ltd. Sponsored ADR (Australia)           80,000       2,730,000
                                                            -----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $2,147,515)                                 2,730,000
                                                            -----------
TOTAL LONG-TERM INVESTMENTS--82.9%
 (Identified cost $191,386,885)                             226,901,875
                                                            -----------

                                   STANDARD    PAR
                                   & POOR'S   VALUE
                                    RATING    (000)        VALUE
                                   --------- --------  ---------------
SHORT-TERM OBLIGATIONS--17.3%
Commercial Paper--13.9%
 Ciesco L.P. 5.62%, 11-1-96       A-1+        $4,620    $ 4,620,000
 First Deposit Funding Trust
   5.28%, 11-1-96                 A-1            985        985,000
 Southwestern Bell Telephone
   Co. 5.24%, 11-1-96             A-1+         2,000      2,000,000
 Pfizer, Inc. 5.22%, 11-4-96      A-1+         3,400      3,398,521
 AlliedSignal, Inc. 5.25%,
   11-5-96                        A-1          3,000      2,998,250
 Emerson Electric Co. 5.22%,
   11-7-96                        A-1+         1,870      1,868,373
 Heinz (H.J.) Co. 5.30%,
   11-12-96                       A-1            825        823,664
 Kellogg Co. 5.23%, 11-12-96      A-1+         3,500      3,494,407
 Coca-Cola Co. 5.23%,
   11-13-96                       A-1+         6,020      6,009,505
 Preferred Receivables Funding
   Corp. 5.27%, 11-14-96          A-1            141        140,732
 E.I. DuPont de Nemours & Co.
   5.24%, 11-15-96                A-1+         3,000      2,993,887
 Vermont American Corp.  5.22%,
  11-21-96                        A-1+         5,375      5,359,412
 E.I. DuPont de Nemours & Co.
   5.23%, 11-25-96                A-1+         2,375      2,366,719
 Preferred Receivables Funding
   Corp. 5.27%, 12-3-96           A-1          1,025      1,020,198
                                                        -----------
                                                         38,078,668
                                                        -----------
Federal Agency Securities--3.4%
 Federal National Mortgage Assn.
   5.18%, 11-5-96                              5,300      5,296,950
 Federal Home Loan Banks
   5.18%, 11-8-96                              3,175      3,171,802
 Federal National Mortgage Assn.
   5.18%, 11-14-96                               960        958,204
                                                        -----------
                                                          9,426,956
                                                        -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $47,505,624)                           47,505,624
                                                        -----------
TOTAL INVESTMENTS--100.2%
 (Identified cost $238,892,509)                         274,407,499(a)
 Cash and receivables, less liabilities--(0.2%)            (628,083)
                                                        -----------
NET ASSETS--100.0%                                     $273,779,416
                                                        ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $39,911,421 and gross depreciation of $4,585,831 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $239,081,909.
(b) Non-income producing.
ADR-American Depository Receipt

                      See Notes to Financial Statements

Phoenix Small Cap Series

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996
                                 (Unaudited)

 Assets
Investment securities at value
  (Identified cost $238,892,509)                        $274,407,499
Cash                                                           1,773
Receivables
 Investment securities sold                                1,876,946
 Fund shares sold                                          7,558,531
 Dividends and interest                                       10,530
                                                        -----------
  Total assets                                           283,855,279
                                                        -----------

Liabilities
Payables
 Investment securities purchased                           6,426,724
 Fund shares repurchased                                   3,317,348
 Investment advisory fee                                     181,496
 Distribution fee                                            125,354
 Financial agent fee                                           7,260
 Transfer agent fee                                            3,484
 Trustees' fee                                                 1,844
Accrued expenses                                              12,353
                                                        -----------
  Total liabilities                                       10,075,863
                                                        -----------
Net Assets                                              $273,779,416
                                                        ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest        $259,356,524
Undistributed net investment loss                           (610,443)
Accumulated net realized loss                            (20,481,655)
Net unrealized appreciation                               35,514,990
                                                        -----------
Net Assets                                              $273,779,416
                                                        ===========
Class A
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $175,335,449)                                10,654,032

Net asset value per share                                     $16.46
Offering price per share
  $16.46/(1-4.75%)                                            $17.28

Class B
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $98,443,967)                                  6,024,439

Net asset value and offering price per share                  $16.34

                           STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED OCTOBER 31, 1996
                                 (Unaudited)

 Investment Income
Dividends                                                 $     48,830
Interest                                                     1,302,321
                                                           -----------
  Total investment income                                    1,351,151
                                                           -----------
Expenses
Investment advisory fee                                        960,695
Distribution fee--Class A                                      207,779
Distribution fee--Class B                                      449,812
Financial agent fee                                             38,428
Transfer agent                                                 201,067
Registration                                                    38,064
Printing                                                        13,476
Custodian                                                       11,083
Professional                                                     9,618
Trustees                                                         7,906
Miscellaneous                                                   23,666
                                                           -----------
  Total expenses                                             1,961,594
                                                           -----------
Net investment loss                                           (610,443)
                                                           -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                            (20,773,995)
Net change in unrealized appreciation (depreciation)
  on investments                                             9,537,387
                                                           -----------

Net loss on investments                                    (11,236,608)
                                                           -----------
Net decrease in net assets resulting from operations      $(11,847,051)
                                                           ===========
                   See Notes to Financial Statements


Phoenix Small Cap Series

                      STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months
                                                         Ended          From Inception
                                                    October 31, 1996 October 16, 1995 to
                                                      (Unaudited)       April 30, 1996
                                                   ----------------  --------------------
From Operations
 Net investment loss                                 $    (610,443)      $   (198,222)
 Net realized gain (loss)                              (20,773,995)           478,693
 Net change in unrealized appreciation
  (depreciation)                                         9,537,387         25,977,603
                                                       -----------        -----------
 Increase (decrease) in net assets resulting from
  operations                                           (11,847,051)        26,258,074
                                                       -----------        -----------
From Distributions to Shareholders
 In excess of net investment income--Class A                    --            (12,168)
                                                       -----------        -----------
 Decrease in net assets from distributions to
  shareholders                                                  --            (12,168)
                                                       -----------        -----------
From Share Transactions
Class A
 Proceeds from sales of shares (8,434,861 and
  6,072,940 shares, respectively)                      143,855,151         81,698,360
 Net asset value of shares issued from
  reinvestment of distributions (0 and 928 shares,
  respectively)                                                 --             11,748
 Cost of shares repurchased (3,658,108 and 196,589
  shares, respectively)                                (59,271,537)        (2,715,491)
                                                       -----------        -----------
Total                                                   84,583,614         78,994,617
                                                       -----------        -----------
Class B
 Proceeds from sales of shares (3,696,117 and
  2,768,695 shares, respectively)                       63,585,782         39,161,690
 Net asset value of shares issued from
  reinvestment of distributions (0 and 0 shares,
  respectively)                                                 --                 --
 Cost of shares repurchased (379,221 and 61,152
  shares, respectively)                                 (6,082,597)          (862,545)
                                                       -----------        -----------
Total                                                   57,503,185         38,299,145
                                                       -----------        -----------
 Increase in net assets from share transactions        142,086,799        117,293,762
                                                       -----------        -----------
 Net increase in net assets                            130,239,748        143,539,668
Net Assets
 Beginning of period                                   143,539,668                  0
                                                       -----------        -----------
 End of period (including undistributed net
  investment loss of ($610,443) and $0,
  respectively)                                       $273,779,416       $143,539,668
                                                       ===========        ===========
                            See Notes To Financial Statements


Phoenix Small Cap Series

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                        Class A                       Class B
                                                                            ------------------------------
                                              Six Months                    Six Months
                                                 Ended     From Inception      Ended      From Inception
                                               10/31/96      10/16/95 to     10/31/96      10/16/95 to
                                              (Unaudited)      4/30/96      (Unaudited)      4/30/96
                                            ------------- ---------------  ------------- ----------------
Net asset value, beginning of period             $16.74         $10.00         $16.68         $10.00
Income from investment operations
 Net investment income (loss)                     (0.02)(5)      (0.04)(1)(5)   (0.08)(5)      (0.09)(1)(5)
 Net realized and unrealized gain (loss)          (0.26)          6.79          (0.26)          6.77
                                                --------       --------       --------       --------
  Total from investment operations                (0.28)          6.75          (0.34)          6.68
                                                --------       --------       --------       --------
Less distributions
 Dividends from net investment income                --             --             --             --
 In excess of net investment income                  --          (0.01)            --             --
                                                --------       --------       --------       --------
  Total distributions                                --          (0.01)            --             --
                                                --------       --------       --------       --------
Change in net asset value                         (0.28)          6.74          (0.34)          6.68
                                                --------       --------       --------       --------
Net asset value, end of period                   $16.46         $16.74         $16.34         $16.68
                                                ========       ========       ========       ========
Total return (2)                                  -1.67%(4)      67.48%(4)      -2.04%(4)      66.80%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)          $175,335        $98,372        $98,444        $45,168
Ratio to average net assets of:
 Expenses                                          1.27%(3)       1.50%(3)       2.02%(3)       2.26%(3)
 Net investment income (loss)                     (0.22)%(3)     (0.53)%(3)     (0.96)%(3)     (1.44)%(3)
Portfolio turnover                                  123%(4)        103%(4)        123%(4)        103%(4)
Average commission rate paid (6)                $0.0538        $0.0657        $0.0538        $0.0657

(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $0.02, respectively.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1996 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Strategic Equity Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Series has distinct investment objectives. The Equity Opportunities Series seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks. The Strategic Theme Series seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Small Cap Series seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential.

   Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

   Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

   Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non- taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1996 (Unaudited) (Continued)

F. Expenses:

   Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

G. Options:

   Each Series may purchase put or call options on securities and securities indices and foreign currencies for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Series pays a premium which is included in the Series' Schedule of Investments and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Advisers, Phoenix Investment Counsel, Inc. ("PIC") and National Securities and Research Corporation ("NSR"), indirect majority-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("PHL"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

                                              1st         $1-2        $2+
Series                          Adviser    $1 Billion    Billion    Billion
 ----------------------------- --------- -------------  --------- ----------
Equity Opportunities Series      NSR       0.70%          0.65%      0.60%
Strategic Theme Series           PIC       0.75%          0.70%      0.65%
Small Cap Series                 PIC       0.75%          0.70%      0.65%

   The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Strategic Theme and Small Cap Series to the extent that other operating expenses (excluding investment advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.40% and 0.50%, respectively, of the average daily net assets of each Series.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $325,554 for Class A shares and deferred sales charges of $88,669 for Class B shares for the six months ended October 31, 1996. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each Series. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1996, $709,153 was earned by the Distributor and $398,166 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1996, transfer agent fees were $413,332 of which PEPCO retained $194,638 which is net of the fees paid to State Street.

   At October 31, 1996, PHL and its affiliates held shares of the Fund as follows:

                                                      Aggregate
                                         Shares    Net Asset Value
                                        ---------  ----------------
  Equity Opportunities Series--Class A       111     $       961
                             --Class B    16,746         143,678
       Strategic Theme Series--Class A   991,510      12,235,234
                             --Class B    10,009         122,705
             Small Cap Series--Class A   243,391       4,006,219
                             --Class B    10,000         163,400

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities (excluding short-term secu-ities, options written, futures, and forward currency contracts) for the six months ended October 31, 1996, aggregated the following:

                                   Purchases         Sales
                                ---------------  ---------------
Equity Opportunities Series      $245,731,419     $273,845,067
Strategic Theme Series            175,084,338      127,028,399
Small Cap Series                  353,324,485      247,333,370

   There were no purchases or sales of long-term U.S. Government securities.

4. CAPITAL LOSS CARRYOVERS

   Under current tax law, capital losses realized after October 31, 1995 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1996, the Strategic Theme Series deferred losses of $375,980.


This report is authorized for use by other than shareholders only when accompanied or preceded by the delivery of a current prospectus showing the sales charge and other material information.

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
Michael K. Arends, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser--Phoenix Equity
Opportunities Fund

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Investment Adviser--Phoenix Strategic Theme
Fund and Phoenix Small Cap Fund

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

                                                  Bulk Rate Mail
                                                   U.S. Postage
                                                      PAID
                                                  Springfield, MA
                                                  Permit No. 444

Phoenix Strategic Equity Series Fund
P.O. Box 2200
Enfield, CT 06083-2200


[LOGOTYPE] PHOENIX
           DUFF & PHELPS                          [DALBAR LOGO]


PDP 679 (12/96)